Consolidated Statement of Other Comprehensive Income (loss) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit for the year	S/ 154,205	S/ 198,875	S/ 168,900
Other comprehensive (loss) income that will not be reclassified to profit or loss in subsequent years:
Change in fair value of financial instruments designated at fair value through other comprehensive loss	(588)	(370)	(25)
Deferred income tax	173	109	7
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent years:
Net gain on cash flows hedges			2,154
Deferred income tax			(634)
Other comprehensive (loss) income for the year, net of income tax	(415)	(261)	1,502
Total other comprehensive income for the year, net of income tax	S/ 153,790	S/ 198,614	S/ 170,402